Related party disclosures (Details Textual) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Related Party Disclosures [Abstract]
Income from subleasing right-of-use assets	$ 0.2	$ 0.2